Organization and Description of Business - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($) shares	Apr. 30, 2019 shares	Oct. 31, 2018 € / shares shares	Oct. 31, 2018 $ / shares shares	Sep. 30, 2018 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares offering price | $ / shares				$ 36.00
Net proceeds after deducting underwriting discounts and commissions | $	$ 263.8
Underwriting discounts and commissions | $	20.3
Offering costs | $	$ 5.7
Outstanding redeemable convertible preference shares	28,939,466
Ordinary shares, shares authorized		165,000,000	72,000,000	72,000,000	72,000,000
Par value of shares issued | € / shares			€ 0.001
Increased in authorized ordinary shares	165,000,000
Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Par value of shares issued | € / shares			0.001
Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Par value of shares issued | € / shares			€ 0.01
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares issued and sold	8,050,000
Underwriters' Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares issued and sold	1,050,000
Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion of redeemable convertible preference shares to ordinary shares upon initial public offering (in shares)	28,939,466	28,939,466
Reclassification from temporary equity to additional paid-in capital and ordinary shares | $	$ 0.3
Additional Paid-In Capital
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Reclassification from temporary equity to additional paid-in capital and ordinary shares | $	$ 200.6